EQUITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	36,580
Weighted average exercise price	$ 44.40
Weighted average remaining life	6.21
Aggregate intrinsic value	$ 14,984
Number of shares	14,230
Weighted average exercise price	$ 44.30
Weighted average remaining life	3.02
Aggregate intrinsic value	14,984
Exercise Price Range One [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	56
Weighted average exercise price	$ 13.99
Weighted average remaining life	1.15
Aggregate intrinsic value	1,297
Number of shares	56
Weighted average exercise price	$ 13.99
Weighted average remaining life	1.15
Aggregate intrinsic value	1,297
Exercise Price Range Two [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	8
Weighted average exercise price	$ 21.59
Weighted average remaining life	1.53
Aggregate intrinsic value	125
Number of shares	8
Weighted average exercise price	$ 21.59
Weighted average remaining life	1.53
Aggregate intrinsic value	125
Exercise Price Range Three [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	808
Weighted average exercise price	$ 32.19
Weighted average remaining life	0.93
Aggregate intrinsic value	4,159
Number of shares	808
Weighted average exercise price	$ 32.19
Weighted average remaining life	0.93
Aggregate intrinsic value	4,159
Exercise Price Range Four [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	1,959
Weighted average exercise price	$ 32.54
Weighted average remaining life	0.96
Aggregate intrinsic value	9,403
Number of shares	1,959
Weighted average exercise price	$ 32.54
Weighted average remaining life	0.96
Aggregate intrinsic value	9,403
Exercise Price Range Five [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	15,935
Weighted average exercise price	$ 40.79
Weighted average remaining life	8.15
Aggregate intrinsic value	0
Number of shares	2,802
Weighted average exercise price	$ 41.62
Weighted average remaining life	2.91
Aggregate intrinsic value	0
Exercise Price Range Six [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	3,932
Weighted average exercise price	$ 44.16
Weighted average remaining life	3.82
Aggregate intrinsic value	0
Number of shares	2,836
Weighted average exercise price	$ 44.01
Weighted average remaining life	2.05
Aggregate intrinsic value	0
Exercise Price Range Seven [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	9,419
Weighted average exercise price	$ 49.43
Weighted average remaining life	6.56
Aggregate intrinsic value	0
Number of shares	3,223
Weighted average exercise price	$ 49.85
Weighted average remaining life	5.03
Aggregate intrinsic value	0
Exercise Price Range Eight [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	4,463
Weighted average exercise price	$ 54.70
Weighted average remaining life	3.97
Aggregate intrinsic value	0
Number of shares	2,538
Weighted average exercise price	$ 54.17
Weighted average remaining life	3.96
Aggregate intrinsic value	$ 0